Net (Loss) Income Attributable to Common Stockholders (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended March 31,
	2022	2021
Net (loss) income	$(466,204)	$6,849
Weighted average shares outstanding - basic	307,475	157,786
Add: Dilutive share-based compensation awards	—	18,178

Weighted average shares outstanding - diluted	307,475	175,964
Net (loss) income per share - basic	$(1.52)	$0.04
Net (loss) income per share - diluted	$(1.52)	$0.04

Schedule of Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share

	March 31,
	2022	2021
Stock options	31,942	—
Warrants	18,284	—
Restricted stock and restricted stock units	96,900	61,452
Convertible Notes	66,249	—
SPAC vesting shares	1,725	—

Total potentially dilutive securities	215,100	61,452